Discontinued Operations (Schedule Of Discontinued Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income from discontinued operations	$ 2,321	$ 301	$ 6,537	$ 625	$ (1,924)	$ 859	$ 1,251	$ 2,511	$ 9,784	$ 2,697	$ 14,143
Income from discontinued operations attributable to MPT common stockholders - diluted per share									$ 0.10	$ 0.04	$ 0.23
Parent [Member]
Revenues									3,838	3,269	12,970
Gain on sale									9,072	278	9,305
Income from discontinued operations	$ 2,321	$ 301	$ 6,537	$ 625	$ (1,924)	$ 859	$ 1,251	$ 2,511	$ 9,784	$ 2,697	$ 14,143
Income from discontinued operations attributable to MPT common stockholders - diluted per share									$ 0.10	$ 0.04	$ 0.23